ALPS VARIABLE INVESTMENT TRUST

Morningstar Conservative ETF Asset Allocation Portfolio: Class I (N/A) and Class II (CETFX)
Morningstar Income and Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (IETFX)
Morningstar Balanced ETF Asset Allocation Portfolio: Class I (N/A) and Class II (BETFX)
Morningstar Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (GETFX)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (AGTFX)
(the “Morningstar Portfolios”)

SUPPLEMENT DATED JUNE 20, 2016
 TO THE PROSPECTUS
DATED APRIL 30, 2016

The below information supersedes the information in the supplement dated June 10, 2016.

The information below replaces similar information in the section titled “Principal Investment Strategies” in the Summary Section for the Morningstar Conservative ETF Asset Allocation Portfolio (the “Portfolio”) on page 2 of the Prospectus:

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 80% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 20% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”).  However, under normal market conditions, the Portfolio may from time to time invest approximately 65-95% of such allocation in Fixed-Income Underlying ETFs and 5-35% of such allocation in Non-Fixed Income Underlying ETFs.

The information below replaces similar information in the section titled “Principal Risks of Investing in the Portfolio” in the Summary Section for the Morningstar Conservative ETF Asset Allocation Portfolio (the “Portfolio”) on page 2 of the Prospectus:

Non-Fixed Income Underlying ETF Risks.  A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Large-Cap Companies Risk, (iii) Small-Cap Companies Risk, (iv) Foreign Securities Risk, (v) Emerging Markets Risk, (vi) Commodity Risk, and (vii) Real Estate Investment Trust (REIT) Risk.

The information below replaces similar information in the section titled “Principal Investment Strategies” in the Summary Section for the Morningstar Income and Growth ETF Asset Allocation Portfolio (the “Portfolio”) on page 5 of the Prospectus:

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 60% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 40% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”).  However, under normal market conditions, the Portfolio may from time to time invest approximately 45-75% of such allocation in Fixed-Income Underlying ETFs and 25-55% of such allocation in Non-Fixed Income Underlying ETFs.

The information below replaces similar information in the section titled “Principal Risks of Investing in the Portfolio” in the Summary Section for the Morningstar Income and Growth ETF Asset Allocation Portfolio (the “Portfolio”) on page 6 of the Prospectus:

Non-Fixed Income Underlying ETF Risks.  A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Large-Cap Companies Risk, (iii) Small-Cap Companies Risk, (iv) Foreign Securities Risk, (v) Emerging Markets Risk, (vi) Commodity Risk, and (vii) Real Estate Investment Trust (REIT) Risk.

The information below replaces similar information in the section titled “Principal Investment Strategies” in the Summary Section for the Morningstar Balanced ETF Asset Allocation Portfolio (the “Portfolio”) on page 9 of the Prospectus:

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 40% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 60% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”).  However, under normal market conditions, the Portfolio typically may, from time to time, invest approximately 25-55% of such allocation in Fixed-Income Underlying ETFs and 45-75% of such allocation in Non-Fixed Income Underlying ETFs.

The information below replaces similar information in the section titled “Principal Risks of Investing in the Portfolio” in the Summary Section for the Morningstar Balanced ETF Asset Allocation Portfolio (the “Portfolio”) on page 10 of the Prospectus:

Non-Fixed Income Underlying ETF Risks.  A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Large-Cap Companies Risk, (iii) Small-Cap Companies Risk, (iv) Foreign Securities Risk, (v) Emerging Markets Risk, (vi) Commodity Risk, and (vii) Real Estate Investment Trust (REIT) Risk.

The information below replaces similar information in the section titled “Principal Investment Strategies” in the Summary Section for the Morningstar Growth ETF Asset Allocation Portfolio (the “Portfolio”) on page 13 of the Prospectus:

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 20% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 80% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”).  However, under normal market conditions, the Portfolio may, from time to time, invest approximately 5-35% of such allocation in Fixed-Income Underlying ETFs and 65-95% of such allocation in Non-Fixed Income Underlying ETFs.

The information below replaces similar information in the section titled “Principal Risks of Investing in the Portfolio” in the Summary Section for the Morningstar Growth ETF Asset Allocation Portfolio (the “Portfolio”) on page 14 of the Prospectus:

Non-Fixed Income Underlying ETF Risks.  A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Large-Cap Companies Risk, (iii) Small-Cap Companies Risk, (iv) Foreign Securities Risk, (v) Emerging Markets Risk, (vi) Commodity Risk, and (vii) Real Estate Investment Trust (REIT) Risk.

The information below replaces similar information in the section titled “Principal Risks of Investing in the Portfolio” in the Summary Section for the Morningstar Aggressive Growth ETF Asset Allocation Portfolio (the “Portfolio”) on page 18 of the Prospectus:

Non-Fixed Income Underlying ETF Risks.  A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Large-Cap Companies Risk, (iii) Small-Cap Companies Risk, (iv) Foreign Securities Risk, (v) Emerging Markets Risk, (vi) Commodity Risk, and (vii) Real Estate Investment Trust (REIT) Risk.

The section titled “Portfolio Managers” in each of the Summary Section for the Morningstar Portfolios is hereby deleted and replaced in its entirety with the following:

Portfolio Managers

Jared Watts, Portfolio Manager.  Mr. Watts joined Morningstar Investment Management in 2006. Mr. Watts has managed the Portfolio since its inception in 2007.

Carrie Scherkenbach, Portfolio Manager.  Mrs. Scherkenbach joined Morningstar Investment Management in 1999. Mrs. Scherkenbach has managed the Portfolio since its inception in 2007.

Brian Huckstep, CFA®, Portfolio Manager. Mr. Huckstep joined Morningstar Investment Management in 2005. Mr. Huckstep has managed the Portfolio since July 2012.

The information below replaces similar information in the section titled “Principal Investment Strategies” in the “Portfolios’ Principal Investment Strategies and Principal Risks” Section for the Morningstar Conservative ETF Asset Allocation Portfolio (the “Portfolio”) beginning on page 38 of the Prospectus:

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 80% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 20% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”).  However, under normal market conditions, the Portfolio may from time to time invest approximately 65-95% of such allocation in Fixed-Income Underlying ETFs and 5-35% of such allocation in Non-Fixed Income Underlying ETFs.

The Portfolio may invest its assets in the Underlying ETFs that collectively represent the asset classes in the target asset allocation ranges described below. The following is a general guide regarding the anticipated allocation of assets among these asset classes.  Subject to the approval of ALPS Advisors, Inc., the adviser to the Portfolio (the “Adviser”), Morningstar Investment Management LLC, as the subadviser to the Portfolio (the “Subadviser”), may change these asset classes and the allocations from time-to-time without the approval of or notice to shareholders.

Asset Class	Percentage of Underlying ETF Holdings
Large Cap Growth U.S. Equities	0-20%
Large Cap Value U.S. Equities	0-20%
Small Cap Growth U.S. Equities	0-10%
Small Cap Value U.S. Equities	0-10%
Real Estate Investment Trusts	0-10%
International (non-U.S.) Equities	0-20%
Emerging Markets Equities	0-10%
Core Investment Grade Bonds	0-80%
Treasury Inflation Protected Securities	0-40%
Short-Term Bonds	0-80%
Commodities	0-10%
Cash	0-80%
High Yield Bonds	0-20%
Emerging Market Bonds	0-15%

As a result, the “Non-Fixed Income Underlying ETF Risks” principal risk in the section titled “Principal Investment Risks” in the “Portfolios’ Principal Investment Strategies and Principal Risks” Section for the Portfolio on page 40 is hereby deleted and replaced with the following:

Non-Fixed Income Underlying ETF Risks.  A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance.  These risks include:

Equity Securities Risk. Underlying ETF investments may be subject to equity securities risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Underlying ETF’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Underlying ETF’s investments will underperform either the securities markets generally or particular segments of the securities markets.

Large-Cap Companies Risk. The Portfolio’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Small-Cap Companies Risk. From time to time, the Portfolio may invest significantly in small-capitalization, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to greater and more abrupt price fluctuations. In addition, smaller companies may lack the man-agement experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Foreign Securities Risk. Foreign securities held by a Non-Fixed Income Underlying ETF are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Commodity Risk. Some of the Non-Fixed Income Underlying ETFs may invest directly or indirectly in physical commodities, such as gold, silver and other precious minerals.  Thus, the Non-Fixed Income Underlying ETFs may be affected by changes in commodity prices. Commodity prices tend to be cyclical and can move significantly in short periods of time. In addition, new discoveries or changes in government regulations can affect the price of commodities.

Real Estate Investment Trust (REIT) Risk.  Through its investments in Non-Fixed Income Underlying ETFs, the Portfolio may be exposed to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes, or regulatory actions.

The information below replaces similar information in the section titled “Principal Investment Strategies” in the “Portfolios’ Principal Investment Strategies and Principal Risks” Section for the Morningstar Income and Growth ETF Asset Allocation Portfolio (the “Portfolio”) on page 41 of the Prospectus:

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 60% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 40% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”).  However, under normal market conditions, the Portfolio may from time to time invest approximately 45-75% of such allocation in Fixed-Income Underlying ETFs and 25-55% of such allocation in Non-Fixed Income Underlying ETFs.

The Portfolio may invest its assets in the Underlying ETFs that collectively represent the asset classes in the target asset allocation ranges described below. The following is a general guide regarding the anticipated allocation of assets among these asset classes.  Subject to the approval of ALPS Advisors, Inc., the adviser to the Portfolio (the “Adviser”), Morningstar Investment Management LLC, as the subadviser to the Portfolio (the “Subadviser”), may change these asset classes and the allocations from time-to-time without the approval of or notice to shareholders.

Asset Class	Percentage of Underlying ETF Holdings
Large Cap Growth U.S. Equities	0-30%
Large Cap Value U.S. Equities	0-30%
Small Cap Growth U.S. Equities	0-15%
Small Cap Value U.S. Equities	0-15%
Real Estate Investment Trusts	0-10%
International (non-U.S.) Equities	0-30%
Emerging Markets Equities	0-15%
Core Investment Grade Bonds	0-60%
Treasury Inflation Protected Securities	0-30%
Short-Term Bonds	0-60%
Commodities	0-10%
Cash	0-60%
High Yield Bonds	0-15%
Emerging Market Bonds	0-15%

As a result, the “Non-Fixed Income Underlying ETF Risks” principal risk in the section titled “Principal Investment Risks” in the “Portfolios’ Principal Investment Strategies and Principal Risks” Section for the Portfolio beginning on page 42 is hereby deleted and replaced with the following:

Non-Fixed Income Underlying ETF Risks.  A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance.  These risks include:

Equity Securities Risk. Underlying ETF investments may be subject to equity securities risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Underlying ETF’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Underlying ETF’s investments will underperform either the securities markets generally or particular segments of the securities markets.

Large-Cap Companies Risk. The Portfolio’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Small-Cap Companies Risk. From time to time, the Portfolio may invest significantly in small-capitalization, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to greater and more abrupt price fluctuations. In addition, smaller companies may lack the man-agement experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Foreign Securities Risk. Foreign securities held by a Non-Fixed Income Underlying ETF are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Commodity Risk. Some of the Non-Fixed Income Underlying ETFs may invest directly or indirectly in physical commodities, such as gold, silver and other precious minerals.  Thus, the Non-Fixed Income Underlying ETFs may be affected by changes in commodity prices. Commodity prices tend to be cyclical and can move significantly in short periods of time. In addition, new discoveries or changes in government regulations can affect the price of commodities.

Real Estate Investment Trust (REIT) Risk.  Through its investments in Non-Fixed Income Underlying ETFs, the Portfolio may be exposed to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes, or regulatory actions.

The information below replaces similar information in the section titled “Principal Investment Strategies” in the “Portfolios’ Principal Investment Strategies and Principal Risks” Section for the Morningstar Balanced ETF Asset Allocation Portfolio (the “Portfolio”) beginning on page 43 of the Prospectus:

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 40% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 60% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”).  However, under normal market conditions, the Portfolio typically may, from time to time, invest approximately 25-55% of such allocation in Fixed-Income Underlying ETFs and 45-75% of such allocation in Non-Fixed Income Underlying ETFs.

The Portfolio may invest its assets in the Underlying ETFs that collectively represent the asset classes in the target asset allocation ranges described below. The following is a general guide regarding the anticipated allocation of assets among these asset classes.  Subject to the approval of ALPS Advisors, Inc., the adviser to the Portfolio (the “Adviser”), Morningstar Investment Management LLC, as the subadviser to the Portfolio (the “Subadviser”), may change these asset classes and the allocations from time-to-time without the approval of or notice to shareholders.

Asset Class	Percentage of Underlying ETF Holdings
Large Cap Growth U.S. Equities	0-30%
Large Cap Value U.S. Equities	0-30%
Small Cap Growth U.S. Equities	0-15%
Small Cap Value U.S. Equities	0-15%
Real Estate Investment Trusts	0-15%
International (non-U.S.) Equities	0-35%
Emerging Markets Equities	0-15%
Core Investment Grade Bonds	0-40%
Treasury Inflation Protected Securities	0-20%
Short-Term Bonds	0-40%
Commodities	0-10%
Cash	0-40%
High Yield Bonds	0-15%
Emerging Market Bonds	0-15%

As a result, the “Non-Fixed Income Underlying ETF Risks” principal risk in the section titled “Principal Investment Risks” in the “Portfolios’ Principal Investment Strategies and Principal Risks” Section for the Portfolio beginning on page 45 is hereby deleted and replaced with the following:

Non-Fixed Income Underlying ETF Risks.  A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance.  These risks include:

Equity Securities Risk. Underlying ETF investments may be subject to equity securities risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Underlying ETF’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Underlying ETF’s investments will underperform either the securities markets generally or particular segments of the securities markets.

Large-Cap Companies Risk. The Portfolio’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Small-Cap Companies Risk. From time to time, the Portfolio may invest significantly in small-capitalization, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to greater and more abrupt price fluctuations. In addition, smaller companies may lack the man-agement experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Foreign Securities Risk. Foreign securities held by a Non-Fixed Income Underlying ETF are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Commodity Risk. Some of the Non-Fixed Income Underlying ETFs may invest directly or indirectly in physical commodities, such as gold, silver and other precious minerals.  Thus, the Non-Fixed Income Underlying ETFs may be affected by changes in commodity prices. Commodity prices tend to be cyclical and can move significantly in short periods of time. In addition, new discoveries or changes in government regulations can affect the price of commodities.

Real Estate Investment Trust (REIT) Risk.  Through its investments in Non-Fixed Income Underlying ETFs, the Portfolio may be exposed to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes, or regulatory actions.

The information below replaces similar information in the section titled “Principal Investment Strategies” in the “Portfolios’ Principal Investment Strategies and Principal Risks” Section for the Morningstar Growth ETF Asset Allocation Portfolio (the “Portfolio”) beginning on page 46 of the Prospectus:

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 20% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 80% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”).  However, under normal market conditions, the Portfolio may, from time to time, invest approximately 5-35% of such allocation in Fixed-Income Underlying ETFs and 65-95% of such allocation in Non-Fixed Income Underlying ETFs.

The Portfolio may invest its assets in the Underlying ETFs that collectively represent the asset classes in the target asset allocation ranges described below. The following is a general guide regarding the anticipated allocation of assets among these asset classes.  Subject to the approval of ALPS Advisors, Inc., the adviser to the Portfolio (the “Adviser”), Morningstar Investment Management LLC, as the subadviser to the Portfolio (the “Subadviser”), may change these asset classes and the allocations from time-to-time without the approval of or notice to shareholders.

Asset Class	Percentage of Underlying ETF Holdings
Large Cap Growth U.S. Equities	0-40%
Large Cap Value U.S. Equities	0-40%
Small Cap Growth U.S. Equities	0-20%
Small Cap Value U.S. Equities	0-20%
Real Estate Investment Trusts	0-20%
International (non-U.S.) Equities	0-40%
Emerging Markets Equities	0-20%
Core Investment Grade Bonds	0-30%
Treasury Inflation Protected Securities	0-10%
Short-Term Bonds	0-20%
Commodities	0-10%
Cash	0-20%
High Yield Bonds	0-15%
Emerging Market Bonds	0-15%

As a result, the “Non-Fixed Income Underlying ETF Risks” principal risk in the section titled “Principal Investment Risks” in the “Portfolios’ Principal Investment Strategies and Principal Risks” Section for the Portfolio on page 48 is hereby deleted and replaced with the following:

Non-Fixed Income Underlying ETF Risks.  A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance.  These risks include:

Equity Securities Risk. Underlying ETF investments may be subject to equity securities risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Underlying ETF’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Underlying ETF’s investments will underperform either the securities markets generally or particular segments of the securities markets.

Large-Cap Companies Risk. The Portfolio’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Small-Cap Companies Risk. From time to time, the Portfolio may invest significantly in small-capitalization, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to greater and more abrupt price fluctuations. In addition, smaller companies may lack the man-agement experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Foreign Securities Risk. Foreign securities held by a Non-Fixed Income Underlying ETF are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Commodity Risk. Some of the Non-Fixed Income Underlying ETFs may invest directly or indirectly in physical commodities, such as gold, silver and other precious minerals.  Thus, the Non-Fixed Income Underlying ETFs may be affected by changes in commodity prices. Commodity prices tend to be cyclical and can move significantly in short periods of time. In addition, new discoveries or changes in government regulations can affect the price of commodities.

Real Estate Investment Trust (REIT) Risk.  Through its investments in Non-Fixed Income Underlying ETFs, the Portfolio may be exposed to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes, or regulatory actions.

The information below replaces similar information in the section titled “Principal Investment Strategies” in the “Portfolios’ Principal Investment Strategies and Principal Risks” Section for the Morningstar Aggressive Growth ETF Asset Allocation Portfolio (the “Portfolio”) beginning on page 49 of the Prospectus:

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 5% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 95% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”).  However, under normal market conditions, the Portfolio may, from time to time, invest approximately 0-20% of such allocation in Fixed-Income Underlying ETFs and 80-100% of such allocation in Non-Fixed Income Underlying ETFs.

The Portfolio may invest its assets in the Underlying ETFs that collectively represent the asset classes in the target asset allocation ranges described below. The following is a general guide regarding the anticipated allocation of assets among these asset classes.  Subject to the approval of ALPS Advisors, Inc., the adviser to the Portfolio (the “Adviser”), Morningstar Investment Management LLC, as the subadviser to the Portfolio (the “Subadviser”), may change these asset classes and the allocations from time-to-time without the approval of or notice to shareholders.

Asset Class	Percentage of Underlying ETF Holdings
Large Cap Growth U.S. Equities	0-50%
Large Cap Value U.S. Equities	0-50%
Small Cap Growth U.S. Equities	0-25%
Small Cap Value U.S. Equities	0-25%
Real Estate Investment Trusts	0-25%
International (non-U.S.) Equities	0-50%
Emerging Markets Equities	0-25%
Core Investment Grade Bonds	0-20%
Treasury Inflation Protected Securities	0-10%
Short-Term Bonds	0-10%
Commodities	0-10%
Cash	0-10%
High Yield Bonds	0-15%
Emerging Market Bonds	0-15%

As a result, the “Non-Fixed Income Underlying ETF Risks” principal risk in the section titled “Principal Investment Risks” in the “Portfolios’ Principal Investment Strategies and Principal Risks” Section for the Portfolio beginning on page 51 is hereby deleted and replaced with the following:

Non-Fixed Income Underlying ETF Risks.  A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance.  These risks include:

Equity Securities Risk. Underlying ETF investments may be subject to equity securities risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Underlying ETF’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Underlying ETF’s investments will underperform either the securities markets generally or particular segments of the securities markets.

Large-Cap Companies Risk. The Portfolio’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Small-Cap Companies Risk. From time to time, the Portfolio may invest significantly in small-capitalization, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to greater and more abrupt price fluctuations. In addition, smaller companies may lack the man-agement experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Foreign Securities Risk. Foreign securities held by a Non-Fixed Income Underlying ETF are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Commodity Risk. Some of the Non-Fixed Income Underlying ETFs may invest directly or indirectly in physical commodities, such as gold, silver and other precious minerals.  Thus, the Non-Fixed Income Underlying ETFs may be affected by changes in commodity prices. Commodity prices tend to be cyclical and can move significantly in short periods of time. In addition, new discoveries or changes in government regulations can affect the price of commodities.

Real Estate Investment Trust (REIT) Risk.  Through its investments in Non-Fixed Income Underlying ETFs, the Portfolio may be exposed to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes, or regulatory actions.

The sub-section “Morningstar Portfolios” under “Portfolio Managers” under the section titled “Management of the Portfolios” of the Prospectus on page 72 is hereby deleted and replaced in its entirety with the following:

Morningstar Portfolios.  The individuals primarily responsible for management of the Morningstar Portfolios are the personnel of Morningstar Investment Management LLC identified below (each, a “Portfolio Manager” and collectively, the “Portfolio Managers”).  Morningstar Investment Management employs a team-based approach to the management of the Morningstar Portfolios. The Portfolio Managers listed below are collectively responsible for the day-to-day management of each Morningstar Portfolio on behalf of the Subadviser. No one person is principally responsible for making recommendations regarding the Morningstar Portfolio’s target asset allocation and investments.

Jared Watts, Portfolio Manager. Mr. Watts joined Morningstar Investment Management in 2006. His responsibilities include the management of fund of funds clients across multiple financial intermediary segments. Mr. Watts helps develop and manage multiple asset allocation solutions and strategies. In addition to conducting fund research, Mr. Watts helps lead the research and implementation efforts on exchange-traded products for Morningstar Investment Management. Mr. Watts has more than 18 years of investment industry experience. Prior to joining Morningstar Investment Management, Mr. Watts was an Investment Manager at Allstate Financial, where he helped manage fund relationships, asset allocation efforts, and investment product research. Prior to Allstate, Mr. Watts was at A.G. Edwards, where he conducted mutual fund and stock research. Mr. Watts holds a bachelor’s degree in finance from Southern Illinois University and a master’s degree in business administration, with honors, from Saint Xavier University, Graham School of Management with concentrations in portfolio management and financial analysis. Mr. Watts has managed the Portfolios since their inception in 2007.

Carrie Scherkenbach, Portfolio Manager. Mrs. Scherkenbach joined Morningstar Investment Management in 1999. Her responsibilities include the management of fund of funds clients across multiple financial intermediary segments. Mrs. Scherkenbach helps develop and manage multiple asset allocation solutions and strategies. In addition to conducting mutual fund research, Mrs. Scherkenbach performs asset allocation modeling, portfolio construction, and fund classification. Mrs. Scherkenbach has more than 18 years of investment industry experience. Prior to joining Morningstar Investment Management, Mrs. Scherkenbach was a portfolio representative at GE Capital Equipment Financing. Mrs. Scherkenbach holds a bachelor’s degree in finance from the University of Wisconsin. Mrs. Scherkenbach has managed the Portfolios since their inception in 2007.

Brian Huckstep, CFA®, Portfolio Manager. Mr. Huckstep joined Morningstar Investment Management in 2005. His responsibilities include the management of fund of funds clients across multiple financial intermediary segments. Mr. Huckstep helps develop and manage multiple asset allocation solutions and strategies. In addition to conducting mutual fund research, Mr. Huckstep performs asset allocation modeling, portfolio construction, and fund classification. Mr. Huckstep has more than 25 years of investment industry experience. Prior to joining Morningstar Investment Management, Mr. Huckstep was a director of data acquisition at Morningstar, where he helped manage the data collection for international offices. Prior to Morningstar, Mr. Huckstep was a Vice President at Northern Trust, where he held multiple analyst and manager positions. Before joining Northern Trust, Mr. Huckstep was part of a commercial banking rotation program at Bank One. Mr. Huckstep holds a bachelor’s degree in economics from the University of Michigan and a master’s degree in business administration from the University of Chicago, Booth School of Business with concentrations in finance, strategy, and entrepreneurship. Mr. Huckstep has managed the Portfolios since July 2012.

Please Retain This Supplement for Future Reference